Risks and Financial Instruments - Credit risk exposure (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Accounting balance	R$ 5,767,961	R$ 4,996,662
Provision for losses	496,040	559,633
Current [member]
Disclosure of detailed information about financial instruments [line items]
Accounting balance	4,756,388	3,901,536
Provision for losses	22,752	23,476
Less than 30 days [member]
Disclosure of detailed information about financial instruments [line items]
Accounting balance	29,817	109,284
Provision for losses	2,230	8,005
31 to 60 days [member]
Disclosure of detailed information about financial instruments [line items]
Accounting balance	22,633	57,545
Provision for losses	2,516	11,746
61-90 days [member]
Disclosure of detailed information about financial instruments [line items]
Accounting balance	32,522	39,177
Provision for losses	8,617	9,016
91-180 days [member]
Disclosure of detailed information about financial instruments [line items]
Accounting balance	58,529	50,588
Provision for losses	20,159	24,818
More than 180 days [member]
Disclosure of detailed information about financial instruments [line items]
Accounting balance	868,072	838,532
Provision for losses	R$ 439,766	R$ 482,572
Weighted average [member] | Current [member]
Disclosure of detailed information about financial instruments [line items]
Expected credit loss rate	0.50%	0.60%
Weighted average [member] | Less than 30 days [member]
Disclosure of detailed information about financial instruments [line items]
Expected credit loss rate	7.50%	7.30%
Weighted average [member] | 31 to 60 days [member]
Disclosure of detailed information about financial instruments [line items]
Expected credit loss rate	11.10%	20.40%
Weighted average [member] | 61-90 days [member]
Disclosure of detailed information about financial instruments [line items]
Expected credit loss rate	26.50%	23.00%
Weighted average [member] | 91-180 days [member]
Disclosure of detailed information about financial instruments [line items]
Expected credit loss rate	34.40%	49.10%
Weighted average [member] | More than 180 days [member]
Disclosure of detailed information about financial instruments [line items]
Expected credit loss rate	50.70%	57.50%